Significant Related Party Transactions - Summary of Registered Capital of Related Parties with Control Relationship and Changes (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	1 Months Ended
	Jul. 31, 2017	Mar. 31, 2017	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
China Life (Suzhou) Pension and Retirement Investment Company Limited ("Suzhou Pension Company") [member]
Disclosure of transactions between related parties [Line Items]
Capital contribution		¥ 260
Paid in capital		1,586		¥ 1,326
Registered capital of related parties with control			¥ 1,991		¥ 1,060
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member]
Disclosure of transactions between related parties [Line Items]
Capital contribution	¥ 231	¥ 370
Paid in capital	¥ 6,800			¥ 6,199
Registered capital of related parties with control			¥ 6,800		¥ 6,800